Performance Graph - Unaudited (Tables)	12 Months Ended
Dec. 31, 2013
Performance Graph [Abstract]
Cumulative Total Shareholder Return Table [Text Block]

	December
	2008	2009	2010	2011	2012	2013
United Technologies Corporation	$100.00	$133.29	$154.93	$147.23	$169.46	$240.42
S&P 500 Index	$100.00	$126.46	$145.51	$148.59	$172.37	$228.19
Dow Jones Industrial Average	$100.00	$122.68	$139.94	$151.67	$167.19	$216.77